Note 1 - Description of Business, Organization and Liquidity 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

1. Description of Business, Organization and Liquidity

Business Risks and Liquidity

Palvella Therapeutics, Inc. (the “Company”) is a late clinical-stage biopharmaceutical company committed to serving individuals suffering from serious, rare genetic skin diseases without approved therapies. The Company’s lead product candidate, QTORIN 3.9% rapamycin anhydrous gel (“QTORIN rapamycin”), is based on the Company’s patented QTORIN platform. QTORIN rapamycin is in clinical development for two rare genetic skin disorders. Since inception, the Company has devoted substantially all of its time to identifying, researching and conducting preclinical and clinical activities for its product candidates, acquiring and developing its platform technology, organizing and staffing the Company, business planning, raising capital and establishing its intellectual property portfolio. The Company’s principal executive offices are located in Wayne, Pennsylvania.

Liquidity

Since inception, the Company has incurred net losses and negative cash flows from operations. During the three and nine months ended September 30, 2024, the Company reported net loss of $6.8 million and $13.5 million, respectively, and net cash used in operating activities of $5.4 million. At September 30, 2024, the Company had an accumulated deficit of $89.8 million.

The Company has financed its operations to date primarily through the sale of its convertible preferred stock, funding received under a royalty agreement, and entering into a convertible note purchase agreement that are convertible into the Company’s common stock based on certain conditions and events. $13.2 million of the convertible note purchase agreements has been issued as of September 30, 2024, which includes $12.4 million in principal and $0.8 million of accrued interest and other expense related to the fair value adjustment of the convertible notes. An additional $6.0 million in convertible notes has been issued in total through December 13, 2024. Management does not expect to generate commercial revenue or operating cash flows for at least the next several years. The Company’s ability to continue as a going concern in the near term is largely dependent on its ability to obtain additional sources of financing in order to fund operating expenses, complete development of its product candidates, obtain regulatory approvals, launch, and commercialize its product candidates, and continue research and development programs. Assuming no additional fund raising, the Company’s forecasted cash required to fund operations indicates that the Company does have sufficient funds to support operations through the one-year period from the issuance date of these financial statements. Accordingly, there is no doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued. In December 2024, the Company closed the merger receiving $11.4 million of cash from the public company and an additional $66.0 million from the closing of the PIPE, $60.0 million from PIPE investors and $6.0 million received from convertible notes. The total PIPE was $78.4 million in total cash, of which $18.4 million was received under convertible notes, and $60.0 million received at the closing of the PIPE.

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts of classification of liabilities that might result from the outcome of this uncertainty.

1. Description of Business, Organization and Liquidity

Business

Palvella Therapeutics, Inc. (the “Company”) is a late clinical-stage biopharmaceutical company committed to serving individuals suffering from serious, rare genetic skin diseases without approved therapies. The Company’s lead product candidate, QTORIN 3.9% rapamycin anhydrous gel (“QTORIN rapamycin”), is based on the Company’s patented QTORIN platform. QTORIN rapamycin is in clinical development for two rare genetic skin disorders. Since inception, the Company has devoted substantially all of its time to identifying, researching and conducting preclinical and clinical activities for its product candidates, acquiring and developing its platform technology, organizing and staffing the Company, business planning, raising capital and establishing its intellectual property portfolio. The Company’s principal executive offices are located in Wayne, Pennsylvania.

Liquidity

Since inception, the Company has incurred net losses and negative cash flows from operations. During the year ended December 31, 2023, the Company reported net income of $18.7 million due primarily to a $23.1 million non-cash gain on extinguishment of the royalty agreement (see Note 4) but has incurred net losses in all previous years. During the year ended December 31, 2023, the Company had net cash used in operating activities of $13.7 million and had an accumulated deficit of $76.3 million as of December 31, 2023.

The Company has financed its operations to date primarily through the sale of its convertible preferred stock, funding received under a royalty agreement, and entering into a convertible note purchase agreement under which the Company raised $11.9 million of gross proceeds from the issuance of convertible promissory notes through the issuance date of these financial statements that are convertible into the Company’s common stock based on certain conditions and events. Management does not expect to generate commercial revenue or operating cash flows for at least the next several years. The Company’s ability to continue as a going concern in the near term is largely dependent on its ability to obtain additional sources of financing in order to fund operating expenses, complete development of its product candidates, obtain regulatory approvals, launch, and commercialize its product candidates, and continue research and development programs. The Company’s forecasted cash required to fund operations indicates that the Company does not have sufficient funds to support operations through the one-year period from the issuance date of these financial statements. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued.

Management’s plans to address this going concern uncertainty include raising additional financing through public or private equity offerings, debt financings, collaborations and licensing arrangements, strategic transactions, or other sources to fund its operations; however, there can be no assurance that the Company will be able to obtain such funding on terms acceptable to the Company, on a timely basis or at all. The failure of the Company to obtain sufficient funds on acceptable terms when needed would have a material adverse effect on the Company’s business, results of operations and financial condition.

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts of classification of liabilities that might result from the outcome of this uncertainty.